Cash and Cash Equivalents, Short-term Deposit and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Investments Debt And Equity Securities [Abstract]
Schedule of Cash on Hand and Cash Held at Bank Balance, Short-term Deposit and Restricted Cash

Cash on hand and cash held at bank balance , short-term deposit and restricted cash as of December 31, 2020 and June 30, 2021 primarily consist of the following currencies:

	December 31, 2020		June 30, 2021
(In thousands)	Original currency	US$ equivalent	Original currency	US$ equivalent
US$	12,496	12,496	7,969	7,969
RMB	59,912	9,182	19,874	3,077
HKD	8,236	1,062	7,270	936
Others		7,682		6,596
Total		30,422		18,578